Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 30, 2016
Related Party Transactions [Abstract]
Related Party Transactions

Note 10—Related Party Transactions

The Company received advisory services from Francisco Partners Management, L.P. (“Francisco Partners”) an entity affiliated with the Company’s principal shareholders but in which such shareholders hold no interest, through our December 2016 IPO, at which point the agreement was terminated. Under the agreement, the Company paid Francisco Partners an annual advisory fee equal to $1,500 per year. Francisco Partners has waived payment of advisory fees for all periods presented.

The Company also received consulting services from Francisco Partners Consulting, LLC (“FPC”), an entity that provides consulting services to the private equity funds management by Francisco Partners and their portfolio companies on a dedicated basis, through our December 2016 IPO, at which point the agreement was terminated. FPC is not an affiliate of the Company or of Francisco Partners, and none of the Company’s principal shareholders hold an in interest in FPC. In the first quarter of 2017, the Company received from FPC a refund of previously paid consulting fees of $281. In the first quarter of 2016, the Company paid $162 to FPC for consulting services.

The Company purchases certain parts from Ajax Foresight Global Manufacturing Sdn. Bhd. (“AFGM”), an investment acquired in conjunction with the acquisition of Ajax . Total purchases from AFGM were $251 and $0 in the first quarter of 2017 and 2016, respectively. Outstanding accounts payable to AFGM totaled $132 and $344 at March 31, 2017 and December 30, 2016, respectively. During February 2017, the Company sold its investment in AFGM, and therefore no related party relationship exists on a go-forward basis.

Note 11—Related Party Transactions

On January 10, 2011, PFT entered into a sublease agreement with Precision Flow Inc., which was majority owned by a member of the board of directors of the Company. During 2016, 2015, and 2014, PFT paid $963, $1,155, and $975, respectively, in sublease rent to Precision Flow Inc. The sublease agreement between PFT and Precision Flow Inc. expires February 28, 2018. The Company has ceased operations in this facility as of May 2016 but has not completed a lease termination agreement with Precision Flow Inc. As of December 30, 2016, this board member has resigned, and therefore no related party relationship exists going forward.

The Company had purchases totaling $137, $841, and $1,556 from Ceres, an entity owned by a member of the board of directors of the Company, during 2016, 2015, and 2014, respectively. Outstanding accounts payable to Ceres at December 30, 2016 and December 25, 2015 totaled $0 and $153, respectively. The Company had sales totaling $215 during 2016. The Company had substantially zero sales to Ceres during 2015 and 2014. The Company had no outstanding accounts receivable from Ceres at December 30, 2016 and December 25, 2015. As of December 30, 2016, this board member has resigned, and therefore no related party relationship exists going forward.

The Company received consulting services from Francisco Partners Consulting, LLC totaling $512, $342, and $580 during 2016, 2015, and 2014, respectively. Outstanding accounts payable to Francisco Partners Consulting, LLC totaled a total of $0 and $305 at December 30, 2016 and December 25, 2015, respectively.

The Company purchases certain parts from AFGM (see Note 1—Organization and Summary of Significant Accounting Policies). Total purchases from AFGM were $722 in 2016. Outstanding accounts payable to AFGM totaled $344 at December 30, 2016.

The Company also received consulting and advisory services from Francisco Partners Management, L.P. pursuant to a Master Services Agreement (“MSA”). This MSA provides that the Company will reimburse Francisco Partners Management, L.P. for reasonable out-of-pocket expenses incurred in connection with providing the Company consulting and advisory services and pay an annual advisory fee equal to $1,500 per year. However, Francisco Partners Management, L.P. has waived payment of all such out-of-pocket fees and advisory fees for 2016, 2015, and 2014.

The Company received engineering services from Vignani. Vignani is a subsidiary of Foliage Inc. The Chairman of the Company’s board of directors was on the board of directors of Foliage, Inc. until 2014. Fees incurred for the services during 2014 were $889.

On August 26, 2014, the Company entered into a Separation and Release Agreement, or the “Separation Agreement,” with the former CEO in connection with the termination of his employment with the Company. Pursuant to the terms of the Separation Agreement, (1) the former CEO’s employment with the Company was terminated effective as of August 12, 2014, (2) the former CEO did not receive any severance or other benefits from the Company following his termination date, (3) all equity securities of the Company owned, directly or indirectly, by the former CEO, including vested and unvested stock options, were transferred to the Company, (4) the former CEO agreed to reimburse the Company $1,254, (5) the former CEO agreed to a three-year noncompetition covenant and a three-year nonsolicitation covenant covering employees, contractors, customers, vendors and other business relations, (6) the former CEO agreed to continue complying with the confidentiality and intellectual property assignment agreement previously entered into in connection with his employment, (7) the former CEO agreed to a general release of claims against the Company and (8) the parties agreed to a mutual nondisparagement covenant.

In 2014, the Company paid two entities owned by the Company’s former chief executive officer for various services performed at the direction of the former CEO. The Company included the amount paid of $173, in selling, general and administrative expenses on the accompanying consolidated statements of operations, associated with these entities in 2014. No payments were made to these entities after June 30, 2014, and the Company’s relationship with these entities has terminated.

Certain travel and entertainment expenses were reimbursed to our former chief executive officer in contravention of our travel reimbursement policy. We paid $324 to the former chief executive officer in 2014. These amounts were repaid to the Company in the third quarter of 2014 as part of the reimbursement of $1,254.